FEDERATED CORE TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

August 26, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED CORE TRUST (the “Trust”)

Federated Bank Loan Core Fund (the “Fund”)

1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 60 to the Registration Statement of the above referenced Trust, with respect to the Fund, is hereby electronically transmitted.

Beneficial interests in the series of the Trust are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Trust’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement. The disclosure in the Registration Statement provided in this filing has also been revised to reflect changes in response to comments provided by Asen Parachkevov on October 14, 2015 with respect to the Fund.

COMMENT 1. Please confirm that the Fund is a product only invested in by other Federated Funds.

RESPONSE: The Fund confirms that, as disclosed in the Fund’s Private Offering Memorandum (the “Offering Memorandum”), “the Fund is designed primarily for use by other funds managed by the Adviser [(i.e., Federated Investment Management Company)] and its affiliates as a substitute for direct investment in the types of securities held by the Fund.” Thus, investments in the Fund may be made by: (1) other funds managed by the Adviser or its affiliates; or (2) the Adviser or its affiliates on behalf of certain institutional separate accounts of insurance companies and other institutional investors, including foundations and retirement plans (i.e., advisory separate account clients).

COMMENT 2. Please address how the Fund intends to meet short-term liquidity needs which may arise as a result of the lengthy settlement period for bank loans.

RESPONSE: The Fund invests in a variety of loan instruments whose settlement times will vary. Certain loans may settle within seven days and certain loans may have longer settlement times. In addition, as set forth in the Offering Memorandum the Fund invests in other types of instruments with shorter settlement times. The Fund may also invest in overnight repurchase agreements and/or shares of an affiliated money market fund in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

Additionally, the Securities and Exchange Commission has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. The Fund is also eligible to draw on a $500,000,000 unsecured, 364-day, committed, revolving line of credit agreement which is made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term temporary or emergency general business purposes.

Based on the Fund’s portfolio management techniques and the availability of the interfund lending arrangement and the line of credit, the Registrant believes that the Fund is positioned to meet and address its historical short-term liquidity needs.

In response to the staff’s inquiries, the Registrant has undertaken a review of the Fund’s disclosure in its Offering Memorandum and Statement of Additional Information (“SAI”) regarding settlement times for bank loans. The Fund’s Offering Memorandum includes detailed disclosure regarding the risks of investing in loans, including loan liquidity risk. The Registrant respectfully believes that the Fund’s existing disclosure is appropriate. However, the Registrant is making certain revisions to the Fund’s Offering Memorandum disclosure under “Loan Liquidity Risk” substantially as shown below (underlined text is added):

Loan Liquidity Risk

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss.

A majority of the Fund’s assets are likely to be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be less volatile and/or subject to large spreads between bid and asked prices.

Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund’s exposure to such investments is substantial, could impair the Fund’s ability to meet shareholder redemptions in a timely manner.

In addition, the Fund is adding disclosure to “Risk of Investing in Loans” in its Offering Memorandum substantially as shown below (underlined text is added):

Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund’s access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale.

Loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation. In the absence of definitive regulatory guidance, while there can be no assurance that fraud or misrepresentation will not occur with respect to the loans and other investments in which the Fund invests, the Fund relies on the Adviser’s research in an attempt to seek to avoid situations where fraud or misrepresentation could adversely affect the Fund.

COMMENT 3. In the Offering Memorandum under “Principal Investment Strategies,” the Fund states its 80% names rule policy as related to investing in “U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products such as the Loan Credit Default Swap Index.” The 80% disclosure should be more specific. If the Fund borrows, reflect this in the strategy. The strategy should be more specific as to how the Fund will invest in derivatives.

RESPONSE: The Registrant reviewed the Fund’s Principal Investment Strategies disclosure and respectfully submits that it believes that the Fund’s disclosure is appropriate. The Registrant notes that, with respect to the Fund’s investments in derivatives, the Offering Memorandum contains very detailed disclosure, as follows:

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

•	Increase or decrease the effective duration of the Fund portfolio;
•	Seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.);
•	Obtain premiums from the sale of derivative contracts;
•	Realize gains from trading a derivative contract; or
•	Hedge against potential losses.

Accordingly, the Registrant respectfully submits that the Fund’s investment strategy discussion as it relates to derivatives is appropriate. That said, in response to the staff’s comment, the Registrant is modifying the above disclosure to: (1) add the following sentences after the first sentence above: “The types of derivatives that the Fund may use include, among others, futures contracts, options and swaps. The types of hybrid instruments that the Fund may use include, among others, notes linked to underlying securities or indices, such as credit linked notes.”; and (2) add the following additional disclosure at the end of the original second sentence above (i.e., the sentence that will be the fourth sentence after the two sentences in (1) are added): “, or to obtain premiums, realize gains or hedge against potential losses.”

In addition, the Fund confirms that although the Rule 35d-1 under the Investment Company Act of 1940, as amended, requires that the Fund’s 80% investment requirement be based on an investment company’s net assets plus any borrowings for investment purposes, the Fund does not intend to borrow for investment purposes. Accordingly, borrowing is not a principal investment strategy of the Fund and the Registrant respectfully submits that no additional disclosure in this regard is necessary. That said, in response to the staff’s comment, the Registrant is adding the requested disclosure.

COMMENT 4. In the Offering Memorandum under “Principal Investment Strategies,” the parenthetical “(otherwise known as leveraged loans)” should be revised to include reference to “junk bonds.”

RESPONSE: The Registrant respectfully submits that the loans in which the Fund invests are all bank-syndicated and are typically rated higher than, and distinguishable from, traditional high yield bonds because they are typically secured. The Fund does not invest in bonds that have junk ratings (a different asset class and risk profile than the loans in which the Fund invests). However, in response to the staff’s comment, the Fund is revising its existing disclosure as shown below (underlined text is added and strikeout text is deleted):

It is anticipated that a majority of the loans in which the Fund invests will be below investment grade (otherwise known as “leveraged loans”) and have below investment-grade credit ratings (or “junk” ratings). ~~Such~~ Below investment-grade ratings are associated with investments having high risk. In certain cases, investments in leveraged loans with such ratings can present risks similar to investments in junk bonds.

COMMENT 5. In the Offering Memorandum under “What are the Fund’s Principal Investments?,” OTC Derivatives are disclosed but why are they not referenced in the strategy?

RESPONSE: Respectfully, the Registrant reviewed its Principal Investment Strategies disclosure and believes that it is appropriate. Although the Principal Investment Strategies section does not specifically reference OTC derivatives, as discussed in response to Comment 3 above, the Fund’s disclosure does discuss the Fund’s use of derivative investments in detail. The additional disclosure described in Comment 3 above further enhances that discussion. Moreover, the Registrant confirms that the Fund currently invests in derivatives only infrequently.

COMMENT 6. In the Offering Memorandum under “Risk of Investing in Loans,” disclosure should be revised to make reference to “junk bonds.”

RESPONSE: As discussed in response to Comment 4 above, the Registrant has revised its disclosure to clarify that, although not junk bonds, certain of the loans in which the Fund invests may have “junk” ratings and can present risks similar to investments in junk bonds. Leveraged loans and junk bonds also are discussed under “Issuer Credit Risk.” That said, in response to the staff’s comment, the Registrant is adding the following sentences at the end of “Issuer Credit Risk”: Below investment-grade ratings (or “junk” ratings) are associated with investments having high risk. In certain cases, investments in leveraged loans with such ratings can present risks similar to investments in junk bonds.”

COMMENT 7.  In the Offering Memorandum under “What are the Specific Risks of Investing in the Fund?,” a risk of investing in bank loans should be added since the fund is specifically investing in these.

RESPONSE: The Registrant respectfully submits that the Fund’s existing disclosure is appropriate, as discussed in response to Comment 2 above.

COMMENT 8.  In the Offering Memorandum under “What are the Specific Risks of Investing in the Fund?,” “Risk of Foreign Investing” is disclosed but such investment is not covered by the investment strategy and should be added.

RESPONSE: The Registrant respectfully submits that the Fund’s investment strategy currently reflects the Fund’s intention to invest in domestic and foreign loan issuers. Please see the last sentence of the second paragraph under “Principal Investment Strategies.”

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please do not hesitate to contact Leslie Petrone at (724) 720-8840.

Very truly yours,

George F. Magera

/s/ George F. Magera

Assistant Secretary